DEBENTURES	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
DEBENTURES
NOTE 11        -      DEBENTURES

A.	Composition by Repayment Schedule:

	As of December 31, 2017
	Interest rate	2018	2019	2020	2021	2022	2023 and on	Total
Debentures Series G (see B below)	2.79%	$--	$--	$38,568	$38,568	$38,568	$19,283	$134,987
Jazz’s Notes (see C below)	8%	58,307	--	--	--	--	--	58,307
Total outstanding principal amounts of debentures		$58,307	$--	$38,568	$38,568	$38,568	$19,283	$193,294
Accretion of carrying amount to principal amount								(11,629)
Carrying amount								$181,665

In January 2017, Tower fully redeemed its debentures Series D and Series F which had principal outstanding amounts of $5,977 and $238, respectively, as of December 31, 2016.

For details with regards to Jazz Notes (see C below). Tower’s Series G Debentures carry a negative pledge covenant (see B below).

B.	Debentures Series G

In June 2016, Tower raised approximately $115,000 through the issuance of long-term unsecured non-convertible debentures (“Series G Debentures”).

The Series G Debentures are payable in seven semi-annual consecutive equal installments from March 2020 to March 2023 and carrying an annual interest rate of 2.79%, payable in thirteen semi-annual consecutive equal installments from March 2017 to March 2023. The principal and interest amounts are denominated in NIS and are not linked to any index or to any other currency. The Company entered into hedging transactions to mitigate the foreign exchange rate differences on the principal and interest using a cross currency swap.

As of December 31, 2017, the outstanding principal amount of Series G Debentures was NIS 468,000 (approximately $135,000), with related hedging transactions net asset fair value of $16,455. The fair value increase in 2017 is mainly attributed to the devaluation of the USD against the NIS. (see Note 13D).

The Series G Debentures’ indenture includes customary financial and other terms and conditions, including a negative pledge and financial covenants. As of December 31, 2017, the Company was in compliance with all of the financial covenants under the indenture.

C.	Jazz 2014 Notes Exchange Agreement

In March 2014, Jazz, certain of its domestic subsidiaries and Tower entered into an exchange agreement with certain holders of previously issued Jazz notes from 2010 (the “2014 Participating Holders”) (the “2010 Notes”) according to which Jazz issued new unsecured convertible senior notes due December 2018 (the “2014 Notes” or the “Jazz Notes”) in exchange for approximately $45,000 in aggregate principal amount of the 2010 Notes that were originally due June 2015.

In addition, in March 2014, Jazz, Tower and certain of the 2014 Participating Holders  entered into a purchase agreement pursuant to which they purchased $10,000 in aggregate principal amount of the 2014 Notes for cash consideration.

Holders of the 2014 Notes may submit a conversion request with respect to their 2014 Notes, to be settled at Jazz’s discretion through cash or ordinary shares of Tower. The conversion price is set to $10.07 per share. Interest on the 2014 Notes at a rate of 8% per annum is payable semiannually.

The 2014 Notes are unsecured senior obligations of Jazz, rank equally with all other existing and future unsecured senior indebtedness of Jazz, and are effectively subordinated to all existing and future secured indebtedness of Jazz, including the Jazz Credit Line Agreement (see below), to the extent of the value of the collateral securing such indebtedness. The 2014 Notes rank senior to all existing and future subordinated debt. The 2014 Notes are not guaranteed by Tower.

Holders of the 2014 Notes are entitled, subject to certain conditions and restrictions, to require Jazz to repurchase the 2014 Notes at par value plus accrued interest and 1% redemption premium in the event of certain change of control transactions as set forth in the Indenture governing the 2014 Notes.

The Indenture contains certain customary covenants including covenants restricting the ability of Jazz and its subsidiaries to, among other things, incur additional debt, incur additional liens, make specified payments and make certain asset sales.
Jazz’s obligations under the 2014 Notes are guaranteed by Jazz’s wholly owned domestic subsidiaries.

As of December 31, 2017 and 2016, approximately $58,000 principal amount of 2014 Notes was outstanding.

The Jazz Credit Line Agreement imposes certain limitations on the ability to repay the 2014 Notes and/or to incur additional indebtedness without Wells Fargo’s consent. Any default on payment or refinancing of the 2014 Notes prior to said notes maturity, in a form not satisfactory to Wells Fargo, may trigger a cross default under the Jazz Credit Line Agreement, which would permit the lenders to accelerate the obligations thereunder, potentially requiring Jazz to repay or refinance the Jazz Credit Line Agreement. As of December 31, 2017 there are no outstanding loan drawdowns under the Wells Fargo Credit Line.